Business Combinations	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities in business combination [abstract]
Business Combinations	Business Combinations
Acquisition of Advanced Micro Foundry Pte. Ltd. – On November 18, 2025, the Company completed its acquisition of Advanced Micro Foundry Pte. Ltd. (“AMF”). AMF is a pioneering silicon photonics foundry based in Singapore. The acquisition is expected to enhance the Company’s scale, differentiation and customer base in silicon photonics.
The total purchase consideration was $453 million in cash paid on the closing date. The fair value of consideration transferred was determined by the Company with the assistance of an independent appraiser as part of the purchase price allocation.
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	87
Other noncurrent assets	36
Developed technology	74
In-process research and development	63
Customer relationships	66
Liabilities
Trade payables and other current liabilities	(14)
Other noncurrent liabilities	(34)
Net identifiable assets acquired	$278
Add: Goodwill(1)	$175
Net assets acquired	$453
(1)     Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized is not expected to be deductible for income tax purposes.
The fair value of certain identifiable assets and liabilities primarily relating to working capital adjustment, including deferred tax liability, have been determined provisionally, and are subject to adjustments as we obtain additional information. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from the acquisition date.
The valuation of acquired intangible assets consisting of the developed technology, in-process research and development (“IPR&D”) and customer relationships were determined based on management’s estimates and consultation with an independent appraiser. The fair value of developed technology and IPR&D was estimated using the relief from royalty method, while the customer relationships were measured at fair value using the multiperiod excess earnings method. Significant estimations and assumptions inherent in the valuation method were employed by the Company, which included, but were not limited to, future cash flows, expected revenue growth rates, royalty rates, technology migration curve and discount rate applied to future cash flows.
Acquisition of MIPS Holdings Inc. – On August 13, 2025, the Company completed its acquisition of MIPS Holdings Inc. ("MIPS"). MIPS is a leading provider of computing subsystems for autonomous platforms serving the automotive, industrial and embedded markets. The acquisition is expected to expand the Company’s portfolio of customizable intellectual property (“IP”) offerings and enhance the Company's ability to differentiate its process technologies through advanced IP and software capabilities.
Details of the purchase consideration:

(in millions)	Amount
Cash	$215
Replacement share-based payment awards	11
Total purchase consideration	$226
The fair value of consideration transferred was determined by the Company with the assistance of an independent appraiser as part of the purchase price allocation.
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$6
Other noncurrent assets	13
Developed technology	39
In-process research and development	44
Customer relationships	49
Liabilities
Trade payables and other current liabilities	(9)
Other noncurrent liabilities	(7)
Net identifiable assets acquired	$135
Add: Goodwill(1)	$91
Net assets acquired	$226
(1)     Goodwill is mainly attributable to the workforce, synergies and expected future growth potential from access to new markets. Goodwill recognized is not expected to be deductible for income tax purposes.
The fair value of deferred tax liability has been determined provisionally and is subject to adjustments as we obtain additional information. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from the acquisition date.
The valuation of acquired intangible assets consisting of the developed technology, IPR&D and customer relationships were determined based on management’s estimates and consultation with an independent appraiser. The fair value of the developed technology and the IPR&D was estimated using the relief from royalty method, while the customer relationships were fair valued using the multiperiod excess earnings method. Significant estimations and assumptions inherent in the valuation method were employed by the Company, which included, but were not limited to, future cash flows, expected revenue growth rates, royalty rates, technology migration curve and discount rate applied to future cash flows.
Other business combinations – Silicon Manufacturing Partners Pte Ltd (“SMP”) was a joint venture between Avago Technologies International Sales Pte. Limited (“Avago Singapore”) and GLOBALFOUNDRIES Singapore Pte. Ltd. (“GlobalFoundries Singapore”). As of December 31, 2024, we held a 49% interest in SMP and managed all aspects of its manufacturing operations. On January 2, 2025, we acquired the remaining 51% of the shares in the share capital of SMP from Avago Singapore, thereby making SMP a wholly-owned subsidiary of GlobalFoundries. Total purchase price consideration of $64 million was allocated to the fair values of net assets acquired and resulted in the recognition of $37 million goodwill and the derecognition of the existing investment in joint venture.
On November 14, 2025, the Company completed its acquisition of InfiniLink Inc. (“InfiniLink”) for $48 million. InfiniLink specializes in advanced optical data connectivity chips intended for hyper-scale data centers and enterprises. The acquisition is expected to enhance the Company’s in-house design capabilities and further strengthen competitiveness in optics. We recognized goodwill, other intangible assets and deferred tax liabilities of $29 million, $30 million and $11 million, respectively, based on the preliminary allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed.
Pro forma results of operations and the revenue and net income subsequent to the acquisition date for acquisitions completed during fiscal 2025 have not been presented because the effects of the acquisitions were not material to the Company’s consolidated financial statements